FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Currency risk
Cash and cash equivalents	$ 73,940		$ 106,296		$ 36,332
Trade payable and accrued liabilities	(10,482)		(13,642)
Canadian dollar
Currency risk
Cash and cash equivalents		$ 19,650		$ 7,059
Trade payable and accrued liabilities		(2,018)		(627)
Convertibles notes - Host		(12,109)		(11,287)
Net exposure	$ 7,570	$ 5,523	$ (6,985)	(4,855)
Currency risk
Currency risk
Percentage of increase in net loss with a appreciation	5.00%	5.00%
Percentage of decrease in net loss with a depreciation	5.00%	5.00%
Currency risk | US dollar
Currency risk
Increase (decrease) in net loss with a 5% appreciation		$ (378)		349
Decrease (increase) in net loss with a 5% depreciation		$ 378		$ (349)